Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied for information pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management, include, but are not limited to, impairment of long-lived assets and realization of deferred tax assets. Actual results could differ from those estimates.

Functional currency and foreign currency translation

The functional currencies of the Company are the local currency of the county in which the subsidiaries operate. The Company’s financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies on the balance sheet date are translated at the applicable rates of exchange in effect on that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital transactions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component in accumulated other comprehensive loss included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the consolidated statements of operations and comprehensive loss.

Since the Company operates primarily in the PRC, the Company’s functional currency is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into the reporting currency of U.S. Dollars (“$”). The RMB is not freely convertible into foreign currency. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). No representation is made that the RMB amounts could have been, or could be, converted into $ at the rates used in the translation.

The exchange rates as of June 30, 2026, and 2025, and for the years ended June 30, 2026, 2025 and 2024 are as follows:

	As of June 30,		For the years ended June 30,
	2026	2025	2026	2025	2024
Foreign currency	Balance Sheet	Balance Sheet	Profits/ Loss	Profits/ Loss	Profits/ Loss
RMB:1 US$*	6.8109	7.1586	7.0034	7.1839	7.1326

*	The exchange rates disclosed herein are derived from the official data published by the People’s Bank of China (PBOC). Period-end rates reflect the central parity rates on the respective balance sheet dates, while average rates represent the arithmetic mean of daily central parity rates over the reporting periods.

Cash

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. The Company maintains its bank accounts in Mainland China and United States.

From time to time, the Company may maintain cash balances at financial institutions in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance limit of $250,000 per depositor, per insured bank, for each account ownership category. The Company has not experienced any losses with respect to such accounts. Management believes the Company is not exposed to any significant credit risk with respect to its cash deposits.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current year presentation. Such reclassifications did not have any effect on financial condition or results of operations as previously reported.

Accounts receivable, net

Accounts receivables are presented net of an allowance for credit losses. The Company maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to assets such as accounts receivable, and the estimated credit losses charged to the allowance is classified as “General and administrative expenses”. The Company assesses collectability by reviewing receivables on a collective basis where similar characteristics exist, primarily based on size, nature and on an individual basis when identifying specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the receivable balances, credit quality of the Company’s customer based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Bad debts are written off as incurred.

Advances to suppliers, net

Advances to suppliers consist of advances to suppliers for services that have not been provided or received. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund an advance.

Inventory

Inventories are stated at the lower of cost or net realizable value. Cost of inventory is determined using the Weighted-Average Cost method. The Company reviews inventory levels regularly and records provisions for obsolete or slow-moving inventory based on estimated future demand, market conditions, and product life cycles. Any write-downs to net realizable value are recognized as a charge in Cost of Goods Sold in the Consolidated Statements of Operations.

Property and equipment and Construction in progress

Property and equipment are carried at cost and are depreciated on the straight-line basis over the estimated useful lives of the underlying assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of its property and equipment, when events or changes in circumstances reflect the fact that their recorded value may not be recoverable. As of June 30, 2026 and 2025, the accumulated depreciation of property and equipment were $215,409 and $10,073, respectively.

Property and equipment and construction in progress consist of the following:

	As of June 30,
Category	2026	2025
Office Building	$6,101,463	$-
Office Building – Renovation costs	430,501	-
Motor Vehicles	31,548	-
Furniture and fixtures	14,687	14,015
Office equipment	202	151
Construction in progress	-	5,805,109
Subtotal	$6,578,401	$5,819,275
Less: accumulated depreciation	(215,409)	(10,073)
Total	$6,362,992	$5,809,202

Construction in progress represents expenditures related to the ongoing construction of the newly acquired office building during the year ended June 30, 2025. As of June 30, 2026, the construction of the newly acquired office building has been completed.

Construction in progress represents expenditures related to the ongoing construction of the newly acquired office building during the year ended June 30, 2025. On July 12, 2025, the Company has assumed control of the office building located at No. 669, Cangxing Street, Cangqian Subdistrict, Yuhang District, Hangzhou City, subsequent to the completion of handover formalities with Zhejiang University Innovation and Entrepreneurship Research Institute Co., Ltd. (“ZJU ERI”). ZJU ERI is obligated to cooperate with the Company in completing the registration process and obtaining the property ownership certificate for the office building. As of the date of this annual report, the Company is in the process of obtaining the real property ownership certificate.

Depreciation expenses were $199,192, $1,564 and $3,080 for the years ended June 30, 2026, 2025 and 2024, respectively. Estimated useful lives for depreciable assets are as follows, taking into account the assets’ estimated residual value:

Category	Estimated useful lives
Office Building	30 years
Office Building – Renovation costs	10 years
Furniture and fixtures	3 years
Motor vehicles	4 years
Office equipment	3 years

Intangible assets

Intangible assets consist primarily of computer software. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method. Amortization expense were $450, $396 and $265 for the years ended June 30, 2026, 2025 and 2024, respectively. As of June 30, 2026 and 2025, the accumulated amortization of intangible assets were $1,111 and $661, respectively.

Category	Estimated useful lives
Computer software	15 years

Impairment of long-lived assets

The Company reviews its long-lived assets, including property and equipment and finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset group to the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset group. If the carrying amount of an asset group exceeds the sum of its expected undiscounted cash flows, an impairment loss is recognized for the amount by which the carrying amount exceeds the fair value of the asset group. For the years ended June 30, 2026 and 2025, no impairment loss was recognized.

Fair value of financial instruments

Financial Accounting Standards Board (“FASB”) ASC Section 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, other current assets, short-term loans, accounts payable, and other current liabilities approximate their recorded values due to their short-term maturities.

The Company’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired.

Equity method investments

Entities in which the Company has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Company has voting shares of 20% to 50%, and other factors, such as representation on the board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. Under this method of accounting, the Company records its proportionate share of the net earnings or losses of equity method investees and a corresponding increase or decrease to the investment balances. Dividends received from the equity method investments are recorded as reductions in the cost of such investments. The Company generally considers an ownership interest of 20% or higher to represent significant influence. The Company accounts for the investments in entities over which it has neither control nor significant influence, and no readily determinable fair value is available, using the investment cost minus any impairment, if necessary.

The Company’s investment of 34% ownership of Fuzhou Infinite Matrix Technology Co., Ltd., accounted for using the equity method, was disposed upon the entity’s deregistration on June 9, 2026, resulting in a nil carrying amount as of June 30, 2026, compared to $81,429 as of June 30, 2025.

Leases

The Company accounted for leases in accordance with ASC Topic 842, Leases. The Company determines if an arrangement is a lease at inception. All the Company’s leases are operating leases. Operating lease right-of-use (“ROU”) assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate (“IBR”), which is prevalent lending prime rate, based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term. All operating lease right-of-use assets are reviewed for impairment annually. The Company also reviews them whenever events or changes in circumstances indicate that the carrying amount of an operating lease right-of-use asset may no longer be recoverable. There was no impairment for operating lease right-of-use lease assets for the years ended June 30, 2026, 2025 and 2024.

The Company elected not to record assets and liabilities on its consolidated balance sheet for lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such lease on a straight-line basis over the lease term.

Revenue recognition

The Company recognizes revenue per FASB ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all periods presented. According to ASC 606, revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Company assess its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services.

The Company’s revenues are derived principally from digital promotion services, risk-assessment services, value-added bundle benefits and sales of goods and others. The Company’s revenue is recorded net of value added taxes (“VAT”).

Digital promotion services

The Company generates revenues primarily from digital promotion services to insurance companies on its various website channels, including pay for performance marketing services whereby customers are charged based on their insurance product information, and display advertising services that allow customers to place advertisements on various websites.

Pursuant to the digital promotion contracts, the performance obligation of the Company is to provide promotion services for the planning, designing, customizing strategy scheme and promoting for the customer. The Company considers that both the digital market planning and promotion services are highly interrelated and not separately identifiable. The Company’s overall promise represents a combined output that is a single performance obligation. Revenues are recorded at a point in time when the performance obligation to deliver those digital promotion services is checked and accepted.

For the contracts that involve the third-party vendors, the Company considers itself as provider of the services as it has control of the specified services at any time before it is transferred to the customers which is evidenced by (i) the Company is primarily responsible for the planning and producing the content for the promotion, (ii) having latitude in selecting third party vendors for promotions, and (iii) the Company has discretion in establishing the prices charged to customers for the promotion services. Therefore, the Company acts as the principal of these arrangements and reports revenue earned and costs incurred related to these transactions on a gross basis.

Risk-assessment services

The Company generates risk-assessment revenue from service fees of providing assessment reports to the insurance carriers. Utilizing the self-developed proprietary algorithmic model, the Company generates individualized risk reports based on the vehicle brand, model, travel area, and driver’s information.

Pursuant to the risk assessment contracts, the performance obligation of the Company is to utilize its self-developed risk assessment model and to provide risk assessment reports to customers. Consideration received reflects stand-alone selling prices and are settled monthly based on standard unit prices and service volumes rendered during the period. Revenue recognized at a point in time upon the services delivery and acceptance by the customers.

For the contracts that involve technical services developed by the Company, the Company considers itself as provider of the services as it has control of the specified services at any time before it is transferred to the customers which is evidenced by (i) the Company is primarily responsible for the production of the risk assessment reports with self-developed models and (ii) the Company has discretion in establishing the prices charged to customers for the promotion services. Therefore, the Company acts as the principal of these arrangements and reports revenue earned and costs incurred related to these transactions on a gross basis.

Value-added bundled benefits

The Company enters into value-added bundled benefits contracts with insurance companies. Pursuant to the value-added bundled benefits contracts, the Company provides the service codes with value-added bundled benefits to customers. The bundled benefits include but not limited to auto maintenance service, auto value-added service, vehicle moving notification services and other services. The Company is primarily responsible for selecting out-sourced vendors, integrating outsourced services and services provided in house to generate various bundled benefits service codes, and providing bundled technical support for the code. The Company’s overall promise represents a combined output that is a single performance obligation; there are no multiple performance obligations.

For the contracts that involve the third-party vendors, the Company considers itself as principal of the services as it has control of the specified services at any time before it is transferred to the customers which is evidenced by (i) the Company is primarily responsible for the generation of the code and integrating various services provided by itself and outsourced vendors with the Company’s promise to provide products and services according to the contract entered into with customers, (ii) having latitude in selecting third party vendors for some value-added service, and (iii) the Company has discretion in establishing the prices charged to customers for the promotion services. Therefore, the Company acts as the principal of these arrangements and reports revenue earned and costs incurred related to these transactions on a gross basis. Revenue from value-added bundled benefits is recognized at a point in time when the Company satisfies the performance obligation by transferring promised services upon acceptance by customers.

Sales of goods and other services

The Company recognizes revenue in accordance with Accounting Standards Codification Topic 606 when the Company satisfies a performance obligation by transferring control of a promised good or service to a customer. Control is transferred at a point in time, typically upon customers obtain control of and accept the goods of services. Revenue is measured at the transaction price, which represents the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods or services to the customer.

Disaggregation of revenues

The following table summarized disaggregated revenues for the years ended June 30, 2026, 2025 and 2024:

	For the Years Ended June 30,
	2026		2025		2024
	Amount	%	Amount	%	Amount	%
Digital promotion services	$14,281,489	96	$25,895,399	87	$37,844,632	73
Sales of goods and other services	279,742	2	-	-	-	-
Risk assessment services	184,956	1	3,412,131	12	8,660,684	17
Value-added bundled benefits	110,642	1	367,004	1	5,094,790	0
Total	$14,856,829	100	$29,674,534	100	$51,600,106	100

Contract balance

Accounts receivables are recorded when the Company performs a service in advance of receiving consideration, and it has the unconditional right to receive consideration. Contract liabilities are recognized as advance from customers if the Company receives consideration but has not transferred the related goods or services to the customer and included in advance from customers in the Company’s consolidated balance sheets with the balance of nil as of June 30, 2026 and 2025. During the years ended June 30, 2026, 2025 and 2024, the Company recognized revenue that were previously deferred as contract liabilities amounted to nil, nil and $1,683,566, respectively. There is no significant financing component in the Company’s revenue arrangement because the Company’s expected length of time between the payment and when the Company transfers the promised services is less than 12 months.

Cost of revenues

Cost of revenues consists primarily of expenses incurred in connection with the third-party cloud infrastructure expenses, outsourcing labor expenses paid to suppliers, cost of inventory, and third-party technical service fees.

General and administrative expenses

General and administrative expenses mainly consist of (i) salaries, bonuses and benefits for personnel engaged in general corporate functions, (ii) rental and related expenses, (iii) general office expenses, (iv) recruitment and training expenses, (v) professional fees, (vi) travel, reception and related expenses, and (vii) depreciation and amortization expenses.

Research and development expenses

Research and development expenses consist primarily of (i) material consumption expenses, (ii) other miscellaneous research and development expenses. Research and development expenses that do not qualify to be capitalized are expensed as incurred.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income taxes are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred for the years ended June 30, 2026, 2025 and 2024. The Company does not believe that there were any uncertain tax provisions as of 2026 and 2025. The Company’s subsidiaries in China are subject to the income tax laws of the PRC. No significant income was generated outside the PRC for the years ended June 30, 2026, 2025 and 2024.

Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. VAT is based on sales price and the VAT rate is 6% and 13%. The VAT collected may be offset by VAT paid by the Company on its purchases. The Company records a VAT payable or receivable net of payments in the accompanying consolidated financial statements. All of the VAT returns filed by the Company’s subsidiaries in the PRC, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Loss per ordinary share

The Company computes loss per ordinary share in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic loss per ordinary share are computed by dividing net loss by the weighted average ordinary shares outstanding during the period. Class B ordinary shares were excluded from the calculation of earnings per share because they do not possess any economic interests. Diluted loss per ordinary takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. Potentially dilutive shares are excluded from the computation if their effect is antidilutive.

Warrants

The accounting treatment of warrants issued is determined pursuant to the guidance provided by ASC 470, Debt (“ASC 470”), ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and ASC 815, Derivatives and Hedging (“ASC 815”), as applicable. Each feature of freestanding financial instruments including, without limitation, any rights relating to subsequent dilutive issuances, equity sales, rights offerings, conversions, optional redemptions and dividends are assessed with determinations made regarding the proper classification in the Company’s consolidated financial statements.

Share-based compensation expenses

Share based awards granted to employees or consultant are accounted for under ASC 718, “Compensation—Stock Compensation”, as either equity-settled or cash-settled transactions, depending on the specific terms and conditions of each award. For awards granted to consultants in exchange for future services, including shares that are immediately vested upon grant but are subject to a required service period, the fair value of the awards is recognized as prepaid share-based compensation expenses on the grant date. The prepaid share-based compensation expenses is subsequently amortized and recognized as share-based compensation expense on a straight-line basis over the requisite service period, subject to the consultants’ continued provision of services. For awards granted to employees without any future service obligations, the full amount of compensation cost is recognized as share-based compensation expense in the consolidated financial statements of operations and other comprehensive loss on the grant date.

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other Comprehensive loss refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net loss, and foreign currency translation adjustments from the Company for translating the functional currencies to U.S. dollar, the reporting currency.

Concentration and Risks

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and accounts receivable.

The Company maintains its bank accounts in the PRC. Regarding accounts in the PRC, on May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Company’s accounts, as its aggregate deposits are much higher than the compensation limit, which is RMB500,000 (approximately $73,411) per bank. As of June 30, 2026, the Company has approximately $2,726,089 uninsured funds in the PRC. However, management believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in the PRC and the Company believes that those Chinese banks that hold the Company’s cash are financially sound based on public available information.

Similarly, regarding accounts in the United States, As of June 30, 2026 and 2025, $9,051,959 and $8,140,976, respectively, were deposited with various financial institutions and financial services companies in the United States. Accounts at each institution in the United States are insured by the Federal Deposit Insurance Corporation (FDIC) for up to $250,000. The Company had approximately $8.52 million and $7.59 million, respectively, in excess of the FDIC insurance limit, as of June 30, 2026 and 2025.

The Company conducts credit evaluations of its customers prior to delivery of its services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information, and customer on-site visits by senior management. Based on this analysis, the Company determines what credit terms, if any, to offer each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services to the customer or require the customer to pay cash, post letters of credit to secure payment, or to make significant down payments.

Major customers

Customers from whom individually represent greater than 10% of total revenues of the Company for the years ended June 30, 2026, 2025 and 2024 are as follows.

	For the years ended June 30,
	2026		2025		2024
	Amount	%	Amount	%	Amount		%
Customer A	$10,352,378	69.7	$11,258,384	37.9	$	*	*

*	Indicates below 10%.

Customers from whom individually represent greater than 10% of total balance of accounts receivable of the Company as of June 30, 2026 and 2025 are as follows.

	June 30, 2026		June 30, 2025
	Amount	%	Amount	%
Customer B	$482	99.4	$95,744	42.2
Customer C	*	*	37,412	16.5

*	Indicates below 10%.

Major suppliers

Suppliers from whom individually represent greater than 10% of total purchases of the Company for the years ended June 30, 2026, 2025 and 2024 are as follows.

	For the years ended June 30,
	2026		2025		2024
	Amount	%	Amount	%	Amount		%
Supplier A	$10,267,239	68.7	$7,480,933	25.4	$	*	*
Supplier B	2,179,026	14.6	5,366,830	18.3		*	*
Supplier C	*	*	3,388,554	11.5		*	*
Supplier D	*	*	*	*		11,751,509	23.1
Supplier E	*	*	*	*		6,312,976	12.4

*	Indicates below 10%.

Suppliers from whom individually represent greater than 10% of total balance of accounts payable of the Company as of June 30, 2026 and 2025 are as follows.

	June 30, 2026			June 30, 2025
	Amount		%	Amount	%
Supplier B	$	*	*	$139,692	69.4
Supplier F		73,412	100.0	*	*
Supplier G		*	*	52,442	26.0

*	Indicates below 10%.

Suppliers from whom individually represent greater than 10% of total balance of advance to suppliers of the Company as of June 30, 2026 and 2025 are as follows.

	June 30, 2026		June 30, 2025
	Amount	%	Amount	%
Supplier A	$2,644,755	85.6	$2,765,345	76.1
Supplier B	*	*	856,960	23.6

*	Indicates below 10%.

Segment reporting

The Company operates and manages its business as a single segment and has one operating and reportable segment, providing value-added services using artificial intelligence-driven technology to businesses within the insurance industry. The Company’s Chief Financial Officer (“CFO”) is the chief operating decision-maker. When making decisions about allocating resources and assessing the performance of the Company as a whole, the CFO review operating metrics and consolidated financial statements.

The Company concluded that consolidated net loss reported in the consolidated statements of comprehensive income is the measure of segment profitability, and consolidated total assets reported in the consolidated balance sheets is the measure of segment assets. The CFO refers to consolidated operating results and financial conditions when addressing strategic and operational matters and allocating resources. Significant expense categories regularly provided to and reviewed by the CFO are those presented in the consolidated statements of comprehensive income. As substantially all of the Company’s long-lived assets are located in the PRC, and substantially all of the Company’s revenues are derived from within the PRC, no geographical segments are presented.

Recently issued accounting pronouncements

The Company is an Emerging Growth Company (EGC) as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). As an EGC, the Company may take advantage of certain extended transition periods for adopting new or revised accounting standards that apply to public companies.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU No. 2023-07”), to expand the annual and interim disclosure requirements for reportable segments, including public entities with a single reportable segment, primarily through enhanced disclosures about significant segment expenses. ASU No. 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods beginning after December 15, 2024, with early adoption permitted. ASU 2023-07 is effective for the Company’s annual reporting period beginning July 1, 2024. The Company adopted this standard for its 2024 annual financial statements and applied this standard retrospectively for all prior periods presented in the financial statements. ASU 2023-07 has no material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topics 740): Improvements to Income Tax Disclosures (“ASU No. 2023-09”), to expand the disclosures in an entity’s income tax rate reconciliation table and income taxes paid both in U.S. and foreign jurisdictions. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Entities are permitted to early adopt the standard for annual financial statements that have not yet been issued or made available for issuance. The amendments should be applied on a prospective basis. Retrospective application is permitted. The adoption of ASU 2023-09 is not expected to have a material impact on the Company’s consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). The amended guidance requires disaggregation of certain expense captions into specified natural expense categories in the disclosures within the notes to the financial statements. In addition, the guidance requires disclosure of selling expenses and its definition. The new guidance is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The guidance can be applied either prospectively or retrospectively. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In January 2025, the FASB issued ASU 2025-01 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024. ASU 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in an annual reporting period. The FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU 2025-05 amends ASC 326, Financial Instruments—Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Company is currently assessing the impact this standard will have on the Company’s Consolidated Financial Statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on the accompanying consolidated financial statements.